Cover	Aug. 30, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2021
Entity File Number	001-39993
Entity Registrant Name	Centricus Acquisition Corp.
Entity Central Index Key	0001836935
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, Address Line Three	PO Box 1093
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	814 5895
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	CENHU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	CENH
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CENHW
Security Exchange Name	NASDAQ